Schedule of inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 898	$ 889
Work in progress	2,096	2,576
Finished goods	312	544
Inventories	$ 3,306	$ 4,009